Condensed Consolidating Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information
Revenues	$ 320,016	$ 344,376
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	154,424	159,337
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	108,069	110,069
Depreciation and amortization	43,400	45,254
Impairment of goodwill	256,700	0
Restructuring, acquisition and integration-related costs	11,401	3,521
Total operating costs and expenses	573,994	318,181
Income (loss) from operations	(253,978)	26,195
Interest expense and other, net	(14,556)	(15,758)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(268,534)	10,437
Income tax (provision) benefit	32,119	(3,174)
Net income (loss)	(236,415)	7,263
Comprehensive income (loss)	(236,414)	7,277
Parent
Condensed Consolidating Financial Information
Revenues	77,102	89,893
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	26,216	29,014
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	22,065	24,042
Depreciation and amortization	1,620	1,925
Impairment of goodwill	0
Restructuring, acquisition and integration-related costs	3,552	1,786
Total operating costs and expenses	53,453	56,767
Income (loss) from operations	23,649	33,126
Interest expense and other, net	(6,729)	(6,474)
Equity in losses of subsidiaries	(24,605)	(11,191)
Income (loss) before income taxes	(7,685)	15,461
Income tax (provision) benefit	(10,888)	(9,414)
Net income (loss)	(18,573)	6,047
Comprehensive income (loss)	(18,572)	6,061
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Revenues	245,146	256,303
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	130,440	132,143
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	86,004	86,027
Depreciation and amortization	41,780	43,329
Impairment of goodwill	0
Restructuring, acquisition and integration-related costs	7,849	1,735
Total operating costs and expenses	266,073	263,234
Income (loss) from operations	(20,927)	(6,931)
Interest expense and other, net	(7,827)	(9,284)
Equity in losses of subsidiaries	0	0
Income (loss) before income taxes	(28,754)	(16,215)
Income tax (provision) benefit	4,149	5,024
Net income (loss)	(24,605)	(11,191)
Comprehensive income (loss)	(24,605)	(11,191)
Consolidations and Eliminations
Condensed Consolidating Financial Information
Revenues	(2,232)	(1,820)
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	(2,232)	(1,820)
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	0	0
Depreciation and amortization	0	0
Impairment of goodwill	256,700
Restructuring, acquisition and integration-related costs	0	0
Total operating costs and expenses	254,468	(1,820)
Income (loss) from operations	(256,700)	0
Interest expense and other, net	0	0
Equity in losses of subsidiaries	24,605	11,191
Income (loss) before income taxes	(232,095)	11,191
Income tax (provision) benefit	38,858	1,216
Net income (loss)	(193,237)	12,407
Comprehensive income (loss)	$ (193,237)	$ 12,407